BASIC AND DILUTED LOSS PER SHARE - Weighted-Average Number of Ordinary Shares Outstanding After Adjustment (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Weighted-average number of ordinary shares, basic (in shares)	35,502,315	35,679,467	35,344,863	35,627,074
Effect of share options (in shares)	0	0	0	275,710
Unvested ordinary shares (in shares)	0	0	0	341,237
Weighted-average number of ordinary shares, diluted (in shares)	35,502,315	35,679,467	35,344,863	36,244,021